Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash	$ 368,337	$ 323,407	$ 77,211
Accounts receivable, net	319,729	79,697	151,989
Accounts receivable, related party	1,200
Inventory	170,033	77,200	14,820
Prepaid expenses and other current assets	55,882	50,723	18,577
Costs and estimated earnings in excess of billings on uncompleted contracts	2,456
Due from related party	29,705	5,526
Total Current Assets	947,342	536,553	262,597
OTHER ASSETS:
Property and equipment, net	145,670	18,683	32,776
Right of use asset, net	245,552	21,772	69,808
Intangible asset, net	530,143
Security deposit	6,482	7,132	7,132
Total Other Assets	927,847	47,587	109,716
TOTAL ASSETS	1,875,189	584,140	372,313
CURRENT LIABILITIES:
Notes payable - related party			400,000
Convertible notes payable, net			135,833
Note payable, current portion	604,560	521,138
Accounts payable	898,036	794,905	746,663
Accrued expenses	362,910	186,765	126,986
Accrued compensation	407,172	425,797	351,708
Billing in excess of costs and estimated earnings on uncompleted contracts	22,179
Lease liability, current portion	39,879	22,216	47,636
Derivative liability			890,410
Total Current Liabilities	2,334,736	1,950,821	2,699,236
LONG-TERM LIABILITIES:
Note payable, net of current portion	541,356	35,062
Lease liability, net of current portion	205,673		22,216
Mandatorily redeemable convertible Series A preferred stock; $0.10 par value, 0 and 800,000 shares designated at December 31, 2020 and 2019, respectively; 0 and 159,600 shares issued and outstanding at December 31, 2020 and 2019, respectively ($0 redemption and liquidation value at December 31, 2020)			159,798
Total Long-term Liabilities	747,029	35,062	182,014
Total Liabilities	3,081,765	1,985,883	2,881,250
Commitments and Contingencies (See Note 10)
Series B convertible preferred stock: $0.10 par value, 100,000 shares designated; 722 and 427 shares issued and outstanding at September 30, 2021 and December 31, 2020, respectively ($734,971 redemption and liquidation value at September 30, 2021)	734,971	429,446
Series C convertible preferred stock: $0.10 par value, 100,000 shares designated; 18,800 and 13,300 shares issued and outstanding at September 30, 2021 and December 31, 2020, respectively ($2,864,303 redemption and liquidation value at September 30, 2021)	1,909,535	1,336,031
Series B convertible preferred stock: $0.10 par value, 100,000 shares designated; 427 and 108 shares issued and outstanding at December 31, 2020 and 2019, respectively ($429,446 redemption and liquidation value at December 31, 2020)		429,446	108,000
Series C convertible preferred stock: $0.10 par value, 100,000 shares designated; 13,300 and 0 shares issued and outstanding at December 31, 2020 and 2019, respectively ($2,004,046 liquidation value at December 31, 2020)		1,336,031
SHAREHOLDERS’ DEFICIT:
Preferred stock: $0.10 par value, 2,000,000 shares authorized; 100,000 Series B and 100,000 Series C designated
Common stock: $0.001 par value, 4,998,000,000 shares authorized; 228,346,974 and 116,749,633 issued and outstanding at December 31, 2020 and 2019, respectively		228,347	116,750
Preferred stock: $0.10 par value, 2,000,000 shares authorized; 100,000 Series B and 100,000 Series C designated Common stock: $0.001 par value, 4,998,000,000 shares authorized; 274,048,481 and 228,346,974 issued and outstanding at September 30, 2021 and December 31, 2020, respectively	274,049	228,347
Additional paid-in capital	52,130,242	42,573,272	37,266,328
Accumulated deficit	(56,325,555)	(45,968,839)	(40,000,015)
Total C-Bond Systems, Inc. shareholders’ deficit	(3,921,264)	(3,167,220)	(2,616,937)
Noncontrolling Interest	70,182
Total Shareholders’ Deficit	(3,851,082)	(3,167,220)	(2,616,937)
Total Liabilities and Shareholders' Deficit	$ 1,875,189	$ 584,140	$ 372,313